Equity	6 Months Ended
Jun. 30, 2013
Equity
Equity
4. Equity

On April 30, 2012, the Company entered into an Investment Agreement (as amended, the “Fairhills Investment Agreement”) with Fairhills pursuant to which Fairhills agreed to purchase shares of Common Stock for an aggregate purchase price of up to $15,000,000.  Fairhills assigned their interest in the Fairhills Investment Agreement to Deer Valley Management, LLC ("Deer Valley") on November 12, 2012. During Q1 and Q2 of 2013, the Company exercised its right pursuant to the Fairhills Investment Agreement with Deer Valley, as successor-in-interest to Fairhills, to require Deer Valley to purchase additional shares of the Company’s Common Stock.  The total amount of these six puts is $360,000.  There was an additional put exercised in December 2012, the amount of which is $15,000 whose shares were not issued until 2013 as well.  The total of these six put shares issuances resulted in 10,810,000 shares being issued in 2013 for proceeds of $375,000.   On June 26, 2013 the Fairhills Investment Agreement was terminated.

On June 27, 2013 the Company entered into an Investment Agreement (the “KVM Investment Agreement”)  with KVM Capital Partners, LLC (“KVM”) whereby KVM agreed to purchase up to $5 million of the Company’s common stock over a period of up to 36 months.  In connection with the KVM Investment Agreement, the Company also entered into a Registration Rights Agreement with KVM pursuant to which the Company was obligated to file a registration statement with the Securities and Exchange Commission (“SEC”) covering the resale of the 30,000,000 shares of common stock underlying the KVM Investment Agreement. The Company filed the registration statement on Form S-1 with the SEC on July 16, 2013 and has agreed to use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 120 days after the closing of the transaction and to maintain the effectiveness of such registration statement until termination of the KVM Investment Agreement.

A summary of warrant activity for the six months ended June 30, 2013 is presented below:

Weighted
		Weighted	average
		Average	remaining	Aggregate
		Exercise	contractual	Intrinsic
	Warrants	Price	life (years)	Value
Outstanding December 31, 2012	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2013	200,000	$1.20	1.08	$59,467